Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	6,527,000
Weighted average exercise price outstanding, beginning balance	$ 14.16	$ 13.61
Number of shares, granted	592,829	601,897
Weighted average exercise price, granted	$ 16.00
Number of shares, exercised	(1,444,000)
Weighted average exercise price, exercised	$ 11.53
Number of shares, forfeited and cancelled	(82,000)
Weighted average exercise price, forfeited and cancelled	$ 18.90
Number of shares, expired	(261,000)
Weighted average exercise price, expired	$ 17.64
Number of shares outstanding, ending balance	5,333,000	6,527,000
Weighted average exercise price outstanding, ending balance	$ 14.16	$ 13.61
Weighted average remaining contractual term outstanding, ending balance	4 years 1 month 2 days
Aggregate intrinsic value outstanding, ending balance	$ 25,006
Number of shares exercisable, ending balance	4,252,000	5,500,000	6,400,000
Weighted average exercise price exercisable, ending balance	$ 13.18	$ 12.37	$ 12.93
Weighted average remaining contractual term exercisable, ending balance	2 years 10 months 28 days
Aggregate intrinsic value exercisable, ending balance	23,664
Number of shares vested and expected to vest, ending balance	5,257,000
Weighted average exercise price vested and expected to vest, ending balance	$ 14.12
Weighted average remaining contractual term vested and expected to vest, ending balance	4 years 0 months 4 days
Aggregate intrinsic value vested and expected to vest, ending balance	24,886
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term outstanding, ending balance	2 years 10 months 6 days
Number of shares outstanding, beginning balance	5,651,000
Restricted stock units, granted	2,574,000
Restricted stock units vested	(831,000)
Restricted stock units, forfeited and cancelled	(473,000)
Number of shares outstanding, ending balance	6,921,000
Aggregate intrinsic value outstanding, ending balance	125,602
Number of shares vested and expected to vest, ending balance	5,732,000
Weighted average contractual term vested and expected to vest, ending balance	2 years 8 months 26 days
Aggregate intrinsic value vested and expected to vest, ending balance	$ 104,029